Note 14 - Shareholders' Equity (Details) - Effects of Changes in IIJ’s Ownership Interest in Its Subsidiaries in the Company’s Shareholder’s Equity - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to IIJ	¥ 3,322,081	¥ 4,442,237	¥ 5,300,654
Transfers from the noncontrolling interests
Transfers (to) from noncontrolling interest		99
Change from net income attributable to IIJ and transfers from noncontrolling interests	¥ 3,322,081	4,442,336	¥ 5,300,654
IIJ-Exlayer [Member]
Transfers from the noncontrolling interests
Transfers (to) from noncontrolling interest		¥ 99